Derivatives and Hedging (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Derivatives and Hedging [Abstarct]
Foreign currency profit	$ 781	$ 117
Cost of revenue	95	3
Research and development	1,283	49
Sales and marketing	429	15
General and administrative expenses	$ 301	$ 9